LEASES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	May 01, 2025
LEASES
Lease expense	$ 80,640	$ 0
ROU lease asset			$ 96,347
ROU lease liability			$ 96,347
Discount rate			44.24%
Remaining lease term	3 months 18 days